Income Taxes (Details) - Schedule of Valuation Allowance for Deferred Tax Assets - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Schedule of Valuation Allowance for Deferred Tax Assets [Abstract]
Beginning balance of fiscal year	$ 2,172,738	$ 416,883	$ 11,585
Ending balance of fiscal year	1,625,432	2,172,738	416,883
Addition	1,178,597	1,826,095	399,011
Utilization of tax loss carried forward	(222,358)
Reversal due to disposal of Tianjin Dilang and Tianjin Jiahao	(1,453,300)
Exchange rate effect	$ (50,245)	$ (70,240)	$ 6,287